Taxes Recoverable (Tables)	9 Months Ended
Sep. 30, 2026
Taxes Recoverable
Schedule of income taxes recoverable and canadian sales taxes
	September 30, 2026	December 31, 2025
VAT recoverable	$2,502	$1,731
GST recoverable	30	22
Income taxes recoverable	-	17
	$2,532	$1,770